Information About Non-controlling Interests - Summary of Changes in Ownership Interest on the Equity Attributable to Owners (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [abstract]
Carrying amount of non-controlling interests acquired	₩ 3,022	₩ 19,272	₩ 14,702
Consideration paid to non-controlling interests	213,819	69,652	1,095
Effect of changes in equity (net amount)	₩ 216,841	₩ 88,924	₩ 15,797